ASSETS HELD FOR SALE AND DISPOSITIONS	12 Months Ended
Dec. 31, 2019
ASSETS HELD FOR SALE AND DISPOSITIONS
ASSETS HELD FOR SALE AND DISPOSITIONS

5. ASSETS HELD FOR SALE AND DISPOSITIONS
Assets Held for Sale
At December 31, 2019, there are no investment properties classified as assets held for sale. At December 31, 2018, six investment properties having a fair value of $44.2 million were classified as assets held for sale and were disposed in January and February 2019.

Dispositions
During the year ended December 31, 2019, 13 properties located in Canada and the United States previously classified as assets held for sale were disposed. The properties consist of the following:

Property	Location	Date disposed	Sale price
3 Walker Drive	Brampton, ON	January 15, 2019	$13,380

Iowa properties (four properties):
403 S 8th Street	Montezuma, IA
1951 A Avenue	Victor, IA
408 N Maplewood Avenue	Williamsburg, IA
411 N Maplewood Avenue	Williamsburg, IA	February 25, 2019	22,323

375 Edward Street	Richmond Hill, ON	February 27, 2019	8,050
330 Finchdene Square	Toronto, ON	September 20, 2019	13,150
200 Industrial Parkway	Aurora, ON	November 4, 2019	10,010

Michigan properties (five properties):
1800 Hayes Street	Grand Haven, MI
3501 John F Donnelly Drive	Holland, MI
3601 John F Donnelly Drive	Holland, MI
3575 128th Avenue North	Holland, MI
6151 Bancroft Avenue	Alto, MI	December 4, 2019	38,852
			$105,765
The gross proceeds of $22.3 million (US$16.9 million) for the four properties in Iowa included a vendor take-back mortgage of $16.8 million (US$12.7 million). The mortgage receivable bore interest at 5.25% per annum and was repaid on June 18, 2019.
The following table summarizes the fair value changes in properties classified as assets held for sale:

Years ended December 31,	2019	2018
Balance, beginning of year	$44,238	$391,453
Fair value gains, net	1,669	196
Foreign currency translation, net	(1,262)	(3,466)
Disposals	(105,765)	(729,608)
Classified as assets held for sale from investment properties (note 4)	61,120	385,671
Other	—	(8)
Balance, end of year	$—	$44,238
During the year ended December 31, 2019, Granite incurred $3.0 million (2018 — $6.9 million) of broker commissions and legal and advisory costs associated with the disposal or planned disposal of the assets held for sale which are included in loss on sale of investment properties on the combined statements of net income. The $3.0 million loss on sale of investment properties also includes a $0.4 million gain relating to the adjustment in proceeds receivable associated with the property disposal in South Carolina in 2018 (note 7). For the year ended December 31, 2018, the $6.9 million loss on sale of investment properties also included a $1.4 million loss relating to the adjustment in proceeds receivable from the disposal of two properties located in South Carolina and Tennessee in 2018.